UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-835-4531

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1.	Reports to Stockholders.

June 30, 2015

SEMI-ANNUAL REPORT

SEI Insurance Products Trust

➤ VP Defensive Strategy Fund

➤ VP Conservative Strategy Fund

➤ VP Moderate Strategy Fund

➤ VP Market Plus Strategy Fund

➤ VP Balanced Strategy Fund

➤ VP Market Growth Strategy Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 44.0%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	17,898	$187
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,741	26
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	4,519	34
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,408	26
SEI Institutional Managed Trust Real Return Fund, Class Y	5,112	51
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	4,952	51

Total Fixed Income Funds (Cost $378) ($ Thousands)		375

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	16,640	170
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	3,972	42
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	4,720	43

Total Multi-Asset Funds (Cost $256) ($ Thousands)		255

EQUITY FUNDS — 5.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	2,246	25
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,493	25

Total Equity Funds (Cost $50) ($ Thousands)		50

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 20.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	170,353	$170

Total Money Market Fund (Cost $170) ($ Thousands)		170

Total Investments — 99.9% (Cost $854) ($ Thousands)		$850

Percentages are based on Net Assets of $851 ($ Thousands).

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of June 30, 2015.

The following is a list of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$850	$—	$—	$850

Total Investments in Securities	$850	$—	$—	$850

As of June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund (Concluded)

June 30, 2015

Transactions with affiliated companies during the period ended June 30, 2015, are as follows::

Security Description	12/31/2014 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2015 Market Value ($ Thousands)
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$133	$62	$(7)	$—	$(1)	$187
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	$18	$9	$(1)	$—	$—	$26
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	$24	$11	$(2)	$—	$1	$34
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	$18	$10	$(2)	$—	$—	$26
SEI Institutional Managed Trust Real Return Fund, Class Y	$36	$17	$(2)	$—	$—	$51
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	$36	$18	$(2)	$—	$(1)	$51
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	$121	$54	$(7)	$—	$2	$170
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	$30	$14	$(2)	$—	$—	$42
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	$30	$15	$(2)	$—	$—	$43
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	$18	$7	$(1)	$—	$1	$25
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	$18	$8	$(1)	$—	$—	$25
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$121	$56	$(7)	$—	$—	$170

Totals	$603	$281	$(36)	$—	$2	$850

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 42.9%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	45,658	$478
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	42,743	398
SEI Institutional Investment Trust Emerging Markets Debt Fund, Class Y	16,820	160
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	105,741	797
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	63,810	476
SEI Institutional Managed Trust Real Return Fund, Class Y	47,790	478
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	61,577	637

Total Fixed Income Funds (Cost $3,453) ($ Thousands)		3,424

MULTI-ASSET FUNDS — 29.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	117,132	1,196
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	52,169	556
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	70,558	638

Total Multi-Asset Funds (Cost $2,398) ($ Thousands)		2,390

EQUITY FUNDS — 17.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	64,110	718
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	37,824	638

Total Equity Funds (Cost $1,338) ($ Thousands)		1,356

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 10.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	797,280	$797

Total Money Market Fund (Cost $797) ($ Thousands)		797

Total Investments — 99.8% (Cost $7,986) ($ Thousands)		$7,967

Percentages are based on Net Assets of $7,982 ($ Thousands).

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of June 30, 2015.

The following is a list of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$7,967	$—	$—	$7,967

Total Investments in Securities	$7,967	$—	$—	$7,967

As of June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund (Concluded)

June 30, 2015

Transactions with affiliated companies during the period ended June 30, 2015, are as follows:

Security Description	12/31/2014 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2015 Market Value ($ Thousands)
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$350	$170	$(41)	$—	$(1)	$478
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	$292	$140	$(34)	$—	$—	$398
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$116	$63	$(17)	$(1)	$(1)	$160
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	$583	$279	$(67)	$(1)	$3	$797
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	$351	$174	$(49)	$(2)	$2	$476
SEI Institutional Managed Trust Real Return Fund, Class Y	$350	$168	$(44)	$(1)	$5	$478
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	$468	$240	$(64)	$—	$(7)	$637
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	$873	$414	$(104)	$(1)	$14	$1,196
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	$408	$197	$(50)	$—	$1	$556
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	$464	$230	$(60)	$(3)	$7	$638
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	$518	$258	$(79)	$(2)	$23	$718
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	$459	$244	$(68)	$(2)	$5	$638
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$583	$280	$(66)	$—	$—	$797

Totals	$5,815	$2,857	$(743)	$(13)	$51	$7,967

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 38.1%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	30,621	$321
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	33,632	319
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	74,356	561
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	85,365	637
SEI Institutional Managed Trust Real Return Fund, Class Y	48,120	482
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	69,923	723

Total Fixed Income Funds (Cost $3,091) ($ Thousands)		3,043

MULTI-ASSET FUNDS — 35.1%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Class Y	77,666	794
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	78,191	798
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	37,340	398
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	88,777	802

Total Multi-Asset Funds (Cost $2,847) ($ Thousands)		2,792

EQUITY FUNDS — 26.6%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	98,555	1,103
SEI Institutional Managed Trust Large Cap Fund, Class Y	15,809	236
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	46,706	787

Total Equity Funds (Cost $2,130) ($ Thousands)		2,126

Total Investments — 99.8% (Cost $8,068) ($ Thousands)		$7,961

Percentages are based on Net Assets of $7,978 ($ Thousands).

*	Non-income producing fund.

The following is a list of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$7,961	$—	$—	$7,961

Total Investments in Securities	$7,961	$—	$—	$7,961

As of June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund (Concluded)

June 30, 2015

Transactions with affiliated companies during the period ended June 30, 2015, are as follows:

Security Description	12/31/2014 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2015 Market Value ($ Thousands)	Dividend Income ($ Thousands)
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$221	$106	$(5)	$—	$(1)	$321	$1
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$222	$107	$(5)	$—	$(5)	$319	$—
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	$386	$182	$(9)	$—	$2	$561	$2
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	$444	$208	$(14)	$(1)	$—	$637	$15
SEI Institutional Managed Trust Real Return Fund, Class Y	$330	$156	$(8)	$—	$4	$482	$—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	$498	$247	$(15)	$—	$(7)	$723	$6
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	$552	$261	$(19)	$(1)	$1	$794	$—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	$551	$249	$(10)	$—	$8	$798	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	$276	$129	$(7)	$—	$—	$398	$8
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	$546	$268	$(17)	$(1)	$6	$802	$—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	$776	$336	$(39)	$(2)	$32	$1,103	$3
SEI Institutional Managed Trust Large Cap Fund, Class Y	$167	$78	$(12)	$(1)	$4	$236	$1
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	$555	$254	$(24)	$(2)	$4	$787	$—

Totals	$5,524	$2,581	$(184)	$(8)	$48	$7,961	$36

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Plus Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 63.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	24,701	$253
SEI Institutional International Trust International Equity Fund, Class Y	56,555	571
SEI Institutional Managed Trust Small Cap Fund, Class Y	15,821	215
SEI Institutional Managed Trust Large Cap Fund, Class Y	84,108	1,253

Total Equity Funds (Cost $2,270) ($ Thousands)		2,292

MULTI-ASSET FUND — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	70,395	720

Total Multi-Asset Fund (Cost $747) ($ Thousands)		720

FIXED INCOME FUNDS — 16.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	30,465	289
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	38,651	288

Total Fixed Income Funds (Cost $597) ($ Thousands)		577

Total Investments — 99.8% (Cost $3,614) ($ Thousands)		$3,589

Percentages are based on Net Assets of $3,596 ($ Thousands).

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$3,589	$—	$—	$3,589

Total Investments in Securities	$3,589	$—	$—	$3,589

As of June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Plus Strategy Fund (Concluded)

June 30, 2015

Transactions with affiliated companies during the period ended June 30, 2015, are as follows:

Security Description	12/31/2014 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2015 Market Value ($ Thousands)	Dividend Income ($ Thousands)
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$202	$69	$(20)	$(1)	$3	$253	$—
SEI Institutional International Trust International Equity Fund, Class Y	$456	$133	$(53)	$(1)	$36	$571	$—
SEI Institutional Managed Trust Small Cap Fund, Class Y	$173	$65	$(34)	$(1)	$12	$215	$—
SEI Institutional Managed Trust Large Cap Fund, Class Y	$1,000	$374	$(143)	$(5)	$27	$1,253	$4
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	$575	$235	$(92)	$(6)	$8	$720	$—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$230	$85	$(21)	$(1)	$(4)	$289	$—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	$230	$94	$(36)	$(1)	$1	$288	$7

Totals	$2,866	$1,055	$(399)	$(16)	$83	$3,589	$11

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

VP Balanced Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 36.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	36,412	$345
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	59,411	443
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	95,948	992

Total Fixed Income Funds (Cost $1,811) ($ Thousands)		1,780

MULTI-ASSET FUNDS — 33.1%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Class Y	96,356	986
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	13,866	148
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	54,961	497

Total Multi-Asset Funds (Cost $1,675) ($ Thousands)		1,631

EQUITY FUNDS — 30.5%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	14,389	147
SEI Institutional International Trust International Equity Fund, Class Y	38,168	385
SEI Institutional Managed Trust Large Cap Fund, Class Y	55,290	824
SEI Institutional Managed Trust Small Cap Fund, Class Y	10,696	146

Total Equity Funds (Cost $1,486) ($ Thousands)		1,502

Total Investments — 99.8% (Cost $4,972) ($ Thousands)		$4,913

Percentages are based on Net Assets of $4,923 ($ Thousands).

*	Non-income producing fund.

The following is a list of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$4,913	$—	$—	$4,913

Total Investments in Securities	$4,913	$—	$—	$4,913

As of June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

VP Balanced Strategy Fund (Concluded)

June 30, 2015

Transactions with affiliated companies during the period ended June 30, 2015, are as follows:

Security Description	12/31/2014 Market Value ($ Thousands)	Purchases at Cost ($Thousands)	Proceeds from Sales ($Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2015 Market Value ($ Thousands)	Dividend Income ($ Thousands)
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$192	$196	$(37)	$(4)	$(2)	$345	$—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	$248	$246	$(50)	$(2)	$1	$443	$10
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	$553	$556	$(105)	$—	$(12)	$992	$9
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	$550	$550	$(105)	$(6)	$(3)	$986	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	$83	$83	$(18)	$—	$—	$148	$2
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	$273	$276	$(54)	$(3)	$5	$497	$—
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$83	$83	$(20)	$(2)	$3	$147	$—
SEI Institutional International Trust International Equity Fund, Class Y	$217	$222	$(72)	$(2)	$20	$385	$—
SEI Institutional Managed Trust Large Cap Fund, Class Y	$463	$471	$(118)	$(1)	$9	$824	$2
SEI Institutional Managed Trust Small Cap Fund, Class Y	$82	$83	$(25)	$—	$6	$146	$—

Totals	$2,744	$2,766	$(604)	$(20)	$27	$4,913	$23

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Growth Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 43.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	51,399	$526
SEI Institutional International Trust International Equity Fund, Class Y	112,882	1,139
SEI Institutional Managed Trust Small Cap Fund, Class Y	30,687	417
SEI Institutional Managed Trust Large Cap Fund, Class Y	167,744	2,500

Total Equity Funds (Cost $4,536) ($ Thousands)		4,582

MULTI-ASSET FUNDS — 32.1%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Class Y	205,934	2,107
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	19,669	210
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	117,159	1,059

Total Multi-Asset Funds (Cost $3,484) ($ Thousands)		3,376

FIXED INCOME FUNDS — 24.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	77,777	737
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	112,612	840
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	92,284	954

Total Fixed Income Funds (Cost $2,600) ($ Thousands)		2,531

Total Investments — 99.8% (Cost $10,620) ($ Thousands)		$10,489

Percentages are based on Net Assets of $10,509 ($ Thousands).

*	Non-income producing fund.

The following is a list of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$10,489	$—	$—	$10,489

Total Investments in Securities	$10,489	$—	$—	$10,489

As of June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Growth Strategy Fund (Concluded)

June 30, 2015

Transactions with affiliated companies during the period ended June 30, 2015, are as follows:

Security Description	12/31/2014 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2015 Market Value ($ Thousands)	Dividend Income ($ Thousands)
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$387	$153	$(18)	$(2)	$6	$526	$—
SEI Institutional International Trust International Equity Fund, Class Y	$831	$296	$(47)	$(3)	$62	$1,139	$—
SEI Institutional Managed Trust Small Cap Fund, Class Y	$308	$114	$(23)	$(1)	$19	$417	$—
SEI Institutional Managed Trust Large Cap Fund, Class Y	$1,844	$722	$(99)	$(5)	$38	$2,500	$6
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	$1,525	$659	$(73)	$(6)	$2	$2,107	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	$152	$67	$(9)	$—	$—	$210	$3
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	$752	$331	$(30)	$(2)	$8	$1,059	$—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$538	$230	$(18)	$(2)	$(11)	$737	$—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	$615	$267	$(41)	$(2)	$1	$840	$20
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	$685	$325	$(46)	$—	$(10)	$954	$10

Totals	$7,637	$3,164	$(404)	$(23)	$115	$10,489	$39

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

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Statements of Assets and Liabilities ($ Thousands)

June 30, 2015 (Unaudited)

	VP Defensive Strategy Fund		VP Conservative Strategy Fund		VP Moderate Strategy Fund
ASSETS:
Investments in affiliated funds, at market value †	$850		$7,967		$7,961
Income distribution receivable from affiliated funds	1		6		6
Receivable for investment securities sold	1		9		9
Receivable for fund shares sold	—		39		4
Receivable from administrator	—		3		4
Total Assets	852		8,024		7,984
LIABILITIES:
Payable for investment securities purchased	—		38		3
Distribution fees payable	—		1		1
Investment advisory fees payable	—		1		1
Shareholder servicing fees payable	—		1		1
Payable for fund shares redeemed	—		—		—
Accrued expenses	1		1		—
Total Liabilities	1		42		6
Net Assets	$851		$7,982		$7,978
†Cost of investments in affiliated funds	$854		$7,986		$8,068
NET ASSETS:
Paid in Capital (unlimited authorization—no par value)	$850		$7,957		$7,982
Undistributed net investment income	1		7		8
Accumulated net realized gain on investments	4		37		95
Net unrealized depreciation on investments	(4)		(19)		(107)
Net Assets	$851		$7,982		$7,978
Net Asset Value, Offering and Redemption Price Per Share — Class II	$10.12		$10.37		$10.51
	($629,579 ÷ 62,202 shares	)	($1,111,825 ÷ 107,265 shares	)	($1,866,137 ÷ 177,598 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class III	$10.11		$10.34		$10.49
	($221,339 ÷ 21,895 shares	)	($6,869,678 ÷ 664,227 shares	)	($6,111,625 ÷ 582,763 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

VP Market Plus Strategy Fund		VP Balanced Strategy Fund		VP Market Growth Strategy Fund

$3,589		$4,913		$10,489
2		5		7
5		7		14
—		—		—
2		2		5
3,598		4,927		10,515

—		—		—
1		1		2
—		—		1
1		1		2
—		1		1
—		1		—
2		4		6
$3,596		$4,923		$10,509
$3,614		$4,972		$10,620

$3,546		$4,945		$10,471
—		6		8
75		31		161
(25)		(59)		(131)
$3,596		$4,923		$10,509
$10.91		$10.53		$10.66
($792,610 ÷ 72,637 shares	)	($465,893 ÷ 44,253 shares	)	($2,865,456 ÷ 268,851 shares	)
$10.90		$10.51		$10.63
($2,803,668 ÷ 257,300 shares	)	($4,457,214 ÷ 424,053 shares	)	($7,643,652 ÷ 719,186 shares	)

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	15

Statements of Operations ($ Thousands)

For the six months ended June 30, 2015 (Unaudited)

	VP Defensive Strategy Fund	VP Conservative Strategy Fund	VP Moderate Strategy Fund
Investment Income:
Income distributions from affiliated funds	$3	$38	$36
Expenses:
Administration fees	1	7	6
Shareholder servicing fees — Class II	1	1	2
Shareholder servicing fees — Class III	—	7	6
Investment advisory fees	—	3	3
Distribution fees — Class III	—	9	8
Professional fees	2	15	14
Printing fees	1	8	8
Custodian/Wire Agent fees	—	4	4
Other expenses	—	1	1
Total Expenses	5	55	52
Less:
Reimbursement from administrator	(4)	(33)	(31)
Waiver of shareholder servicing fees — Class II	—	—	—
Waiver of shareholder servicing fees — Class III	—	(3)	(1)
Waiver of distribution fees — Class III	—	(1)	(1)
Net Expenses	1	18	19
Net Investment Income	2	20	17
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized loss from sales of affiliated funds	—	(13)	(8)
Net realized gain on foreign currency transactions	—	—	7
Net change in unrealized appreciation from affiliated funds	2	51	48
Net change in unrealized depreciation on foreign currency translation	—	—	—
Net Realized and Unrealized Gain from Affiliated Funds	2	38	47
Net Increase in Net Assets Resulting from Operations	$4	$58	$64

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

VP Market Plus Strategy Fund	VP Balanced Strategy Fund	VP Market Growth Strategy Fund

$11	$23	$39

3	4	9
1	1	3
3	4	8
2	2	4
4	5	9
7	8	20
4	5	11
2	2	5
—	—	1
26	31	70

(16)	(18)	(44)
—	—	—
—	—	(1)
(1)	(1)	(1)
9	12	24
2	11	15

(16)	(20)	(23)
11	9	28
83	27	115
(1)	—	(2)
77	16	118
$79	$27	$133

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	17

Statements of Changes in Net Assets ($ Thousands)

For the six months ended June 30, 2015 (Unaudited) and the year ended December 31

	VP Defensive Strategy Fund		VP Conservative Strategy Fund
	1/01/15—6/30/15	2014	1/01/15—6/30/15	2014
Operations:
Net investment income	$2	$3	$20	$57
Net realized gain (loss) from sales of affiliated funds	—	1	(13)	(14)
Net realized gain on foreign currency transactions	—	—	—	5
Capital gain distributions received from affiliated funds	—	5	—	96
Net change in unrealized appreciation (depreciation) from affiliated funds	2	(6)	51	(69)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	—	—
Net Increase in Net Assets Resulting from Operations	4	3	58	75
Dividends and Distributions From:
Net Investment Income:
Class II	(1)	(5)	(2)	(12)
Class III	—	(1)	(11)	(85)
Net Realized Gains:
Class II	—	—	—	—
Class III	—	—	—	(1)
Total Dividends and Distributions	(1)	(6)	(13)	(98)
Capital Share Transactions(1):
Class II
Proceeds from shares issued	203	858	677	1,825
Reinvestment of dividends & distributions	1	5	2	12
Cost of shares redeemed	(32)	(456)	(185)	(1,297)
Increase in Net Assets Derived from Class II Transactions	172	407	494	540
Class III
Proceeds from shares issued	75	96	2,173	5,020
Reinvestment of dividends & distributions	—	1	11	86
Cost of shares redeemed	(1)	—	(553)	(263)
Increase in Net Assets Derived from Class III Transactions	74	97	1,631	4,843
Increase in Net Assets Derived From Capital Share Transactions	246	504	2,125	5,383
Net Increase in Net Assets	249	501	2,170	5,360
Net Assets:
Beginning of Period	602	101	5,812	452
End of Period	$851	$602	$7,982	$5,812
Undistributed Net Investment Income Included in Net Assets at End of Period	$1	$—	$7	$—
(1)	For Capital Share Transactions see Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

VP Moderate Strategy Fund		VP Market Plus Strategy Fund		VP Balanced Strategy Fund		VP Market Growth Strategy Fund
1/01/15—6/30/15	2014	1/01/15—6/30/15	2014	1/01/15—6/30/15	2014	1/01/15—6/30/15	2014

$17	$73	$2	$24	$11	$27	$15	$73
(8)	(6)	(16)	(7)	(20)	(9)	(23)	(31)
7	10	11	6	9	8	28	27
—	164	—	126	—	83	—	288
48	(147)	83	(111)	27	(86)	115	(243)
—	—	(1)	1	—	—	(2)	2
64	94	79	39	27	23	133	116

(3)	(32)	(1)	(16)	(1)	(10)	(4)	(60)
(9)	(115)	(2)	(54)	(6)	(57)	(8)	(139)

—	(1)	—	—	—	—	—	(1)
—	(6)	—	(3)	—	(1)	—	(5)
(12)	(154)	(3)	(73)	(7)	(68)	(12)	(205)

662	1,299	101	619	516	408	592	3,106
3	33	1	16	1	10	4	62
(49)	(120)	(4)	(3)	(424)	(90)	(175)	(780)
616	1,212	98	632	93	328	421	2,388

1,907	3,852	894	2,205	2,208	2,483	2,536	5,060
9	121	2	56	6	58	8	143
(126)	(45)	(338)	(417)	(146)	(207)	(212)	(435)
1,790	3,928	558	1,844	2,068	2,334	2,332	4,768
2,406	5,140	656	2,476	2,161	2,662	2,753	7,156
2,458	5,080	732	2,442	2,181	2,617	2,874	7,067

5,520	440	2,864	422	2,742	125	7,635	568
$7,978	$5,520	$3,596	$2,864	$4,923	$2,742	$10,509	$7,635
$8	$3	$—	$1	$6	$2	$8	$5

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	19

Financial Highlights

For the six months ended June 30, 2015 (Unaudited) and the period ended December 31,

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate †
VP Defensive Strategy Fund
Class II
2015@	$10.06	$0.03	$0.04		$0.07	$(0.01)	$—	$(0.01)	$10.12	0.74%	$630	0.31%	1.53	%#	0.54%		5%
2014	10.07	0.07	0.07		0.14	(0.15)	—	(0.15)	10.06	1.47	456	0.28	5.32	#	0.70		126
2013‡	10.00	0.03	0.04		0.07	—	—	—	10.07	0.70	51	0.35	60.48	#	1.32	#	12
Class III
2015@	$10.05	$0.01	$0.06		$0.07	$(0.01)	$—	$(0.01)	$10.11	0.69%	$221	0.56%	1.78	%#	0.29%		5%
2014	10.06	0.09	0.02		0.11	(0.12)	—	(0.12)	10.05	1.17	146	0.53	14.02	#	0.90		126
2013‡	10.00	0.02	0.04		0.06	—	—	—	10.06	0.60	50	0.60	60.73	#	1.07	#	12
VP Conservative Strategy Fund
Class II
2015@	$10.27	$0.04	$0.09		$0.13	$(0.03)	$—	$(0.03)	$10.37	1.22%	$1,112	0.31%	1.42	%#	0.82%		11%
2014	10.14	0.15	0.19		0.34	(0.21)	—	(0.21)	10.27	3.40	614	0.25	3.12	#	1.43		40
2013‡	10.00	0.09	0.05		0.14	—	—	—	10.14	1.40	77	0.29	45.15	#	4.25	#	10
Class III
2015@	$10.25	$0.03	$0.08		$0.11	$(0.02)	$—	$(0.02)	$10.34	1.07%	$6,870	0.56%	1.69	%#	0.57%		11%
2014	10.14	0.16	0.14		0.30	(0.19)	—	(0.19)	10.25	3.00	5,198	0.50	3.10	#	1.58		40
2013‡	10.00	0.16	(0.02	)^	0.14	—	—	—	10.14	1.40	375	0.54	31.31	#	7.32	#	10
VP Moderate Strategy Fund
Class II
2015@	$10.37	$0.04	$0.12		$0.16	$(0.02)	$—	$(0.02)	$10.51	1.57%	$1,866	0.40%	1.40	%#	0.69%		3%
2014	10.21	0.48	0.06		0.54	(0.36)	(0.02)	(0.38)	10.37	5.35	1,242	0.19	2.74	#	4.51		9
2013‡	10.00	0.05	0.16^		0.21	—	—	—	10.21	2.10	51	0.22	41.61	#	2.25	#	12
Class III
2015@	$10.35	$0.02	$0.14		$0.16	$(0.02)	$—	$(0.02)	$10.49	1.52%	$6,112	0.65%	1.65	%#	0.46%		3%
2014	10.20	0.24	0.27		0.51	(0.34)	(0.02)	(0.36)	10.35	5.04	4,278	0.44	3.18	#	2.31		9
2013‡	10.00	0.23	(0.03	)^	0.20	—	—	—	10.20	2.00	389	0.47	25.87	#	10.69	#	12
VP Market Plus Strategy Fund
Class II
2015@	$10.61	$0.02	$0.30		$0.32	$(0.02)	$—	$(0.02)	$10.91	2.99%	$792	0.35%	1.44	%#	0.30%		12%
2014	10.49	0.72	(0.24)		0.48	(0.33)	(0.03)	(0.36)	10.61	4.60	677	0.09	3.10	#	6.69		42
2013‡	10.00	0.06	0.43		0.49	—	—	—	10.49	4.90	61	0.13	51.09	#	2.89	#	2
Class III
2015@	$10.60	$0.00††	$0.31		$0.31	$(0.01)	$—	$(0.01)	$10.90	2.93%	$2,804	0.60%	1.64	%#	0.06%		12%
2014	10.49	0.16	0.29		0.45	(0.31)	(0.03)	(0.34)	10.60	4.27	2,187	0.34	4.62	#	1.51		42
2013‡	10.00	0.07	0.42		0.49	—	—	—	10.49	4.90	361	0.38	47.50	#	3.42	#	2
VP Balanced Strategy Fund
Class II
2015@	$10.35	$0.04	$0.16		$0.20	$(0.02)	$—	$(0.02)	$10.53	1.94%	$466	0.38%	1.37	%#	0.82%		16%
2014	10.25	0.19	0.23		0.42	(0.31)	(0.01)	(0.32)	10.35	4.12	370	0.11	3.70	#	1.79		24
2013‡	10.00	0.04	0.21		0.25	—	—	—	10.25	2.50	51	0.16	57.43	#	2.06	#	8
Class III
2015@	$10.34	$0.03	$0.16		$0.19	$(0.02)	$—	$(0.02)	$10.51	1.80%	$4,457	0.63%	1.62	%#	0.57%		16%
2014	10.24	0.19	0.21		0.40	(0.29)	(0.01)	(0.30)	10.34	3.93	2,372	0.36	3.69	#	1.86		24
2013‡	10.00	0.04	0.20		0.24	—	—	—	10.24	2.40	74	0.41	58.08	#	1.94	#	8
VP Market Growth Strategy Fund
Class II
2015@	$10.43	$0.03	$0.22		$0.25	$(0.02)	$—	$(0.02)	$10.66	2.39%	$2,865	0.37%	1.42	%#	0.52%		5%
2014	10.33	0.39	0.04		0.43	(0.32)	(0.01)	(0.33)	10.43	4.16	2,405	0.11	2.71	#	3.64		26
2013‡	10.00	0.01	0.32		0.33	—	—	—	10.33	3.30	67	0.14	37.21	#	0.60	#	1
Class III
2015@	$10.41	$0.01	$0.22		$0.23	$(0.01)	$—	$(0.01)	$10.63	2.24%	$7,644	0.62%	1.67	%#	0.26%		5%
2014	10.32	0.12	0.28		0.40	(0.30)	(0.01)	(0.31)	10.41	3.85	5,230	0.36	2.98	#	1.14		26
2013‡	10.00	0.08	0.24		0.32	—	—	—	10.32	3.20	501	0.39	28.77	#	3.95	#	1

‡	For the period October 15, 2013 (commencement of operations) through December 31, 2013. All ratios have been annualized.
*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investments companies.
@	For the six month period ended June 30, 2015 (Unaudited). All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized gains (losses) for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
#	Ratio reflects the impact of the low level of average net assets and timing of subscriptions.
††	Amount represents less than $0.01.

The accompanying notes are an integral part of the financial statements.

20	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

Notes to Financial Statements (Unaudited)

June 30, 2015

1. ORGANIZATION

SEI Insurance Products Trust (the “Trust”) is organized as a Delaware statutory trust under a certificate of trust dated June 21, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (“40 Act”), as an open-end investment company with six funds: VP Defensive Strategy Fund; VP Conservative Strategy Fund; VP Moderate Strategy Fund; VP Market Plus Strategy Fund; VP Balanced Strategy Fund; and VP Market Growth Strategy Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in shares of certain underlying affiliated investment companies (the “Underlying SEI Funds”), which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, and SEI Liquid Asset Trust. The Certificate of Trust permits the Trust to offer Class II and Class III shares in each Fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended June 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended June 30, 2015, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded in the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	21

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of June 30, 2015, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

Pursuant to Rule 12b-1 under the Investment Company Act, the Funds have adopted a distribution and shareholder services plan with respect to Class III Shares that allows Class III Shares to pay fees to service providers to compensate them for distribution services or shareholder services with respect to Class III Shares.

In addition, the Funds have adopted a shareholder services plan (the “Service Plan”) with respect to Class II and III Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares.

The Funds’ Distribution Agreement with SEI Investments Distribution Co (“SIDCo”). provides that distribution fees and shareholder service fees will be paid to SIDCo., which may then be used by SIDCo. to compensate insurance companies and other financial intermediaries for providing distribution or shareholder services with respect to Class II and III Shares as applicable.

Effective April 30, 2015, the Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until April 30, 2016, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The Adviser, Administrator and Distributor for the Trust serve in the same capacity for the underlying affiliated investment companies.

22	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Distribution Fees*	Voluntary Expense Limitations	Contractual Expense Limitations
VP Defensive Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.50%	0.55%
Class III	0.10%	0.20%	0.25%	0.30%	0.75%	0.80%
VP Conservative Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.51%	0.55%
Class III	0.10%	0.20%	0.25%	0.30%	0.76%	0.80%
VP Moderate Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.54%	0.60%
Class III	0.10%	0.20%	0.25%	0.30%	0.79%	0.85%
VP Market Plus Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.54%	0.60%
Class III	0.10%	0.20%	0.25%	0.30%	0.79%	0.85%
VP Balanced Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.56%	0.60%
Class III	0.10%	0.20%	0.25%	0.30%	0.81%	0.85%
VP Market Growth Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.55%	0.60%
Class III	0.10%	0.20%	0.25%	0.30%	0.80%	0.85%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Interfund Lending — The Securities and Exchange Commission (“SEC”) has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and for the six-month period ended June 30, 2015, the Trust had not participated in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Adviser, the Administrator and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Adviser or the Administrator pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	VP Defensive Strategy Fund		VP Conservative Strategy Fund		VP Moderate Strategy Fund		VP Market Plus Strategy Fund
	1/01/15— 6/30/15	2014	1/01/15— 6/30/15	2014	1/01/15— 6/30/15	2014	1/01/15— 6/30/15	2014
Shares Issued and Redeemed:
Class II:
Shares issued	20	84	65	176	62	123	9	56
Shares issued in lieu of cash distributions	—	1	—	1	—	3	—	2
Shares redeemed	(3)	(45)	(18)	(125)	(4)	(11)	—	—
Total Class II Transactions	17	40	47	52	58	115	9	58

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	23

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

	VP Defensive Strategy Fund		VP Conservative Strategy Fund		VP Moderate Strategy Fund		VP Market Plus Strategy Fund
	1/01/15— 6/30/15	2014	1/01/15— 6/30/15	2014	1/01/15— 6/30/15	2014	1/01/15— 6/30/15	2014
Class III:
Shares issued	7	10	209	487	181	367	82	205
Shares issued in lieu of cash distributions	—	—	1	8	1	12	—	6
Shares redeemed	—	—	(53)	(25)	(12)	(4)	(31)	(39)
Total Class III Transactions	7	10	157	470	170	375	51	172
Increase in Capital Shares	24	50	204	522	228	490	60	230

	VP Balanced Strategy Fund		VP Market Growth Strategy Fund
	1/01/15— 6/30/15	2014	1/01/15— 6/30/15	2014
Shares Issued and Redeemed:
Class II:
Shares issued	48	38	55	292
Shares issued in lieu of cash distributions	—	1	—	6
Shares redeemed	(40)	(8)	(17)	(73)
Total Class II Transactions	8	31	38	225
Class III:
Shares issued	208	236	235	481
Shares issued in lieu of cash distributions	1	6	1	14
Shares redeemed	(14)	(20)	(20)	(41)
Total Class III Transactions	195	222	216	454
Increase in Capital Shares	203	253	254	679

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the six months ended June 30, 2015, were as follows ($ Thousands):

Total
VP Defensive Strategy Fund
Purchases	$225
Sales	29
VP Conservative Strategy Fund
Purchases	2,576
Sales	676
VP Moderate Strategy Fund
Purchases	2,580
Sales	183
VP Market Plus Strategy Fund
Purchases	1,042
Sales	385
VP Balanced Strategy Fund
Purchases	2,765
Sales	604
VP Market Growth Strategy Fund
Purchases	3,165
Sales	404

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

24	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

The tax character of dividends and distributions declared during the years ended December 31, 2014 and December 31, 2013 were as follows ($ Thousands):

	Ordinary Income		Long Term Capital Gain		Totals
	2014	2013	2014	2013	2014	2013
VP Defensive Strategy Fund	$6	$—	$—	—	$6	$—
VP Conservative Strategy Fund	97	—	2	—	99	—
VP Moderate Strategy Fund	149	—	6	—	155	—
VP Market Plus Strategy Fund	70	—	3	—	73	—
VP Balanced Strategy Fund	67	—	1	—	68	—
VP Market Growth Strategy Fund	200	—	5	—	205	—

Accordingly, the following permanent differences, primarily attributable to the reclassification of short-term capital gains received from affiliated funds and realized gains(losses) on foreign currency transactions have been reclassified to/from the following accounts as of December 31, 2014 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
VP Defensive Strategy Fund	$3	$(3)	$—
VP Conservative Strategy Fund	37	(37)	—
VP Moderate Strategy Fund	71	(71)	—
VP Market Plus Strategy Fund	45	(45)	—
VP Balanced Strategy Fund	40	(40)	—
VP Market Growth Strategy Fund	128	(128)	—

These reclassifications have no impact on net assets or net asset value per share.

As of December 31, 2014, the components of Accumulated Losses on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Accumulated Losses
VP Defensive Strategy Fund	$1	$4	$(7)	$—	$(2)
VP Conservative Strategy Fund	—	61	(82)	—	(21)
VP Moderate Strategy Fund	2	102	(160)	—	(56)
VP Market Plus Strategy Fund	2	84	(111)	—	(25)
VP Balanced Strategy Fund	2	49	(93)	(1)	(43)
VP Market Growth Strategy Fund	12	180	(274)	(1)	(83)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. The Funds did not incur any carry forward capital losses during the year ended December 31, 2014.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at June 30, 2015, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
VP Defensive Strategy Fund	$854	$—	$(4)	$(4)
VP Conservative Strategy Fund	7,986	29	(48)	(19)
VP Moderate Strategy Fund	8,068	7	(114)	(107)
VP Market Plus Strategy Fund	3,614	27	(52)	(25)
VP Balanced Strategy Fund	4,972	18	(77)	(59)
VP Market Growth Strategy Fund	10,620	57	(188)	(131)

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest in underlying funds that are comprised of fixed income and equity securities in specific industries, and therefore, the Funds may be affected by events in these industries. Each Funds’ prospectus provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	25

SEI INSURANCE PRODUCTS TRUST — June 30, 2015

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015. The expense examples do not reflect expenses and charges which are, or may be imposed, under the investor’s variable contract issued by an insurance company.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratios	Expenses Paid During Period*
VP Defensive Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,007.40	0.31%	$1.54
Class III	1,000.00	1,006.90	0.56	2.79
Hypothetical 5% Return
Class II	$1,000.00	$1,023.26	0.31%	$1.56
Class III	1,000.00	1,022.02	0.56	2.81
VP Conservative Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,012.20	0.31%	$1.55
Class III	1,000.00	1,010.70	0.55	2.74
Hypothetical 5% Return
Class II	$1,000.00	$1,023.26	0.31%	$1.56
Class III	1,000.00	1,022.07	0.55	2.76
VP Moderate Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,015.70	0.40%	$2.00
Class III	1,000.00	1,015.20	0.65	3.25
Hypothetical 5% Return
Class II	$1,000.00	$1,022.81	0.40%	$2.01
Class III	1,000.00	1,021.57	0.65	3.26

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratios	Expenses Paid During Period*
VP Market Plus Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,029.90	0.35%	$1.76
Class III	1,000.00	1,029.30	0.60	3.02
Hypothetical 5% Return
Class II	$1,000.00	$1,023.06	0.35%	$1.76
Class III	1,000.00	1,021.82	0.60	3.01
VP Balanced Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,019.40	0.38%	$1.90
Class III	1,000.00	1,018.00	0.64	3.20
Hypothetical 5% Return
Class II	$1,000.00	$1,022.91	0.38%	$1.91
Class III	1,000.00	1,021.62	0.64	3.21
VP Market Growth Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,023.90	0.37%	$1.86
Class III	1,000.00	1,022.40	0.62	3.11
Hypothetical 5% Return
Class II	$1,000.00	$1,022.96	0.37%	$1.86
Class III	1,000.00	1,021.72	0.62	3.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

26	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited)

SEI Institutional Products Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (collectively, the “Funds”), which are primarily invested in affiliated underlying funds. The management and affairs of the Trust are supervised by a Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Advisory Agreement must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to renew the Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations and the services provided pursuant to the Advisory Agreement. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Lipper, an independent provider of investment company data; (vii) the level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s policies on and compliance procedures for personal securities transactions; (xi) SIMC’s expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Lipper and the Funds’ benchmark indices.

At the March 24-25, 2015 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. The Board’s approval was based on its consideration and evaluation of the factors above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement:

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds were sufficient to support renewal of the Advisory Agreement.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015	27

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited) (Continued)

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Lipper, an independent third-party, which was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Lipper Report”). The Lipper Report included a metric for net total return for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied of the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement.

Fund Expenses. With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Lipper Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates contractual and voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. The Trustees found that profitability was reasonable. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Investment Advisory Agreement.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by SIMC and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed weights to the various factors (and conclusions with respect thereto) and information.

28	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2015

SEI INSURANCE PRODUCTS TRUST SEMI-ANNUAL REPORT JUNE 30, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-033 (06/15)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 26, 2015

By:	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: August 26, 2015